UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2007

Check here if Amendment [ ]; Amendment Number: N/A

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ShareInVest Research L.P.
Address:          c/o The Millburn Corporation
                  1270 Avenue of the Americas
                  New York, New York  10020

Form 13F File Number:      28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kenneth P. Pearlman
Title:      Principal of ShareInVest Research L.P.
Phone:      212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman           New York, New York            August 8, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        30

Form 13F Information Table Value Total:     $123,750
                                          (thousands)

List of Other Included Managers:            None



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                           FORM 13F INFORMATION TABLE

             COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
             --------          --------      --------   --------         --------        --------     --------         --------
                               TITLE OF                   VALUE     SHRS OR SH/ PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
          NAME OF ISSUER        CLASS          CUSIP    (X$1000)    PRN AMT PRN CALL    DISCRETION    MANAGERS     SOLE SHARED NONE
          --------------    ------------       -----    --------    ----------------    ----------    --------     ----------------


ABB LTD                       SPONSORED
                                 ADR        000375204    3,390         150,000 SH         Sole           N/A            150,000

AMERICAN AXLE & MFG HLDGS IN     COM        024061103    5,198         175,500 SH         Sole           N/A            175,500

AMERICAN EAGLE OUTFITTERS NE     COM        02553E106    6,660         259,543 SH         Sole           N/A            259,543

BARE ESCENTUALS INC              COM        067511105    239           7,000 SH           Sole           N/A             7,000

BEST BUY INC                     COM        086516101    1,562         33,475 SH          Sole           N/A            33,475

CARMAX, INC                      COM        143130102    2,460         96,468 SH          Sole           N/A            96,468

CARNIVAL CORP                  PAIRED
                                 CTF        143658300    2,687         55,100 SH          Sole           N/A            55,100

CARTER INC                       COM        146229109    2,558         98,600 SH          Sole           N/A            98,600

CENTEX CORP                      COM        152312104    2,374         59,200 SH          Sole           N/A            59,200

CHAMPION ENTERPRISES INC         COM        158496109    1,604         163,200 SH         Sole           N/A            163,200

COACH INC                        COM        189754104    4,507         95,100 SH          Sole           N/A            95,100

COMMVAULT SYSTEMS INC            COM        204166102    4             200 SH             Sole           N/A              200

DOLLAR GEN CORP                  COM        256669102    2,017         92,000 SH          Sole           N/A            92,000
                                                                                          Sole           N/A
EAGLE MATERIALS INC              COM        26969P108    1,285         26,206 SH                                        26,206

GENENTECH INC                    COM
                                 NEW        368710406    10,480        138,509 SH         Sole           N/A            138,509

HEARTLAND EXPRESS INC            COM        422347104    4,146         254,383 SH         Sole           N/A            254,383

HUNT J B TRANS SVCS INC          COM        445658107    6,486         221,200 SH         Sole           N/A            221,200

KNIGHT TRANSN INC                COM        499064103    7,696         397,121 SH         Sole           N/A            397,121

LOWES COS INC                    COM        548661107    3,833         124,900 SH         Sole           N/A            124,900

MAGNA ENTMT CORP                 CLA        559211107    500           171,300 SH         Sole           N/A            171,300

MEDTRONIC INC                    COM        585055106    4,216         81,300 SH          Sole           N/A            81,300

OLD DOMINION FGHT LINES INC      COM        679580100    3,027         100,412 SH         Sole           N/A            100,412

QUANTA SVCS INC                  COM        74762E102    11,204        365,300 SH         Sole           N/A            365,300

RARE HOSPITALITY INTL INC        COM        753820109    6,434         240,350 SH         Sole           N/A            240,350

RYANAIR HLDGS PLC                ADR        783513104    12,432        329,330 SH         Sole           N/A            329,330

STAPLES, INC                     COM        855030102    3,474         146,396 SH         Sole           N/A            146,396

TEXAS ROADHOUSE INC              CLA        882681109    2,893         226,200 SH         Sole           N/A            226,200

THOR INDS INC                    COM        885160101    2,465         54,600 SH          Sole           N/A            54,600

TOLL BROTHERS INC                COM        889478103    1,711         68,500 SH          Sole           N/A            68,500

URBAN OUTFITTERS INC             COM        917047102    6,208         258,324 SH         Sole           N/A            258,324

                              TOTAL                    123,750

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